UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                Greenwood Villager, CO 80111
(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5555 DTC Parkway, Suite 330

                            Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2016 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 69.8% (Note 6)				Diversified (continued)
	Diversified – 69.8%		573,304	Mirvac Group, REIT (Australia)...............................	$ 881,236
	AEW Core Property Trust (U.S.), Inc. ......................		40,0000	Mitsubishi Estate Co., Ltd. (Japan)...........................	796,578
78,277	Class A Shares.....................................................	$ 75,608,530	79,000	Mitsui Fudosan Co., Ltd. (Japan)..............................	1,828,406
19,435	Class B Shares......................................................	18,772,459	570,000	New World Development Co., Ltd. (Hong Kong)...	602,747
318,556	Barings Core Property Fund LP..................................	39,089,996		Nomura Real Estate Master Fund, Inc., REIT
91,171	Clarion Lion Properties Fund LLC.............................	123,951,903	406	(Japan)......................................................................	614,167
15,110	Harrison Street Core Property Fund...........................	19,119,860	265,000	Propertylink Group (Australia).................................	149,165
54,110	Heitman America Real Estate LP...............................	63,119,968	317,500	Religare Health Trust (Singapore)............................	200,609
314	Invesco Core Real Estate USA...................................	52,804,142	28,500	Secure Income REIT, PLC (United Kingdom)........	110,815
	Invesco Real Estate Asia Fund (Cayman) Unit Trust		406	Sekisui House Reit, Inc. (Japan)...............................	521,417
43,624	Class A Units........................................................	5,128,689	148,229	Spirit Realty Capital, Inc., REIT...............................	1,609,767
	J.P. Morgan U.S. Real Estate Income and		71,600	Sponda OYJ (Finland)...............................................	329,819
16,379,324	Growth Domestic, LP.........................................	23,912,175	1,240,000	Spring Real Estate Investment Trust (Hong Kong).	514,901
	LaSalle Property Fund LP...........................................		319,496	Stockland, REIT (Australia)......................................	1,055,987
58,384	Class A Shares.....................................................	90,626,711	45,300	STORE Capital Corp., REIT.....................................	1,119,363
21,325	Class B Shares......................................................	33,101,785	77,000	Sun Hung Kai Properties, Ltd. (Hong Kong)...........	973,112
28,596	Mesa Core Lending Fund LP Class A .......................	29,716,731	14,100	TLG Immobilien AG (Germany)..............................	265,679
24,629	Met Life Commercial Mortgage Income Fund..........	25,016,449	75,700	Tokyo Tatemono Co., Ltd. (Japan)...........................	1,012,356
881,732	RREEF America Reit II, LP........................................	101,769,552	30,100	Unite Group, PLC, REIT (United Kingdom)...........	224,798
2,839	Trumbull Income Property Fund, LP..........................	34,081,218	205,300	Viva Energy REIT (Australia)..................................	355,572
4,969	Trumbull Property Fund, LP	53,339,779	44,925	Vonado Realty Trust, REIT.......................................	4,688,822
—	US Government Building, LP**.................................	45,895,117			44,747,685
	Total Private Investment Funds..............................	835,055,064
	(Cost $790,962,664)			Health Care – 1.4%
			39,400	Care Capital Properties, Inc., REIT.........................	985,000
Common Stocks – 14.7%			107,300	HCP, Inc., REIT........................................................	3,188,956
	Apartments – 2.0%		19,141	Physicians Realty Trust, REIT.................................	362,913
87,600	American Homes 4 Rent, REIT Class A shares........	1,837,849	54,935	Sabra Health Care, Inc., REIT.................................	1,341,513
	Apartment Investors & Management Co.,		239,150	Senior Housing Properties Trust, REIT	4,527,110
64,369	REIT Class A shares...........................................	2,925,571	34,775	Ventas, Inc., REIT.....................................................	2,174,133
30,400	AvalonBay Communities, Inc., REIT........................	5,385,360	58,699	Welltower, Inc., REIT..............................................	3,928,724
14,200	Colony Starwood Homes, REIT.................................	409,102			16,508,349
11,100	Education Realty Trust, Inc., REIT............................	469,530
91,525	Equity Residential, REIT............................................	5,890,549
20,953	Essex Property Trust, Inc., REIT................................	4,871,572		Hotels – 0.8%
371	Japan Rental Housing Investments, Inc., REIT...........	248,868	35,600	Chesapeake Lodging Trust, REIT............................	920,616
16,252	Mid-America Apartment Communities, Inc., REIT....	1,591,396	13,000	Hilton Worldwide Holdings, Inc.***......................	353,600
		23,629,797	51	Hoshino Resorts REIT, Inc. (Japan)........................	266,182
	Diversified – 3.7%		63,350	Hospitality Properties Trust, REIT..........................	2,010,729
30,500	ADO Properties SA (Luxembourg)............................	1,027,711	107,925	Host Hotels & Resorts, Inc., REIT..........................	2,033,307
25,600	Aeon Mall Co., Ltd. (Japan).......................................	360,098	1,460	Japan Hotel REIT Investment Corp.........................	981,870
8,970	Agree Realty Corp., REIT..........................................	413,068	27,125	LaSalle Hotel Properties, REIT................................	826,499
2,225	Altarea SCA, REIT (France)......................................	433,767	35,425	Pebblebrook Hotel Trust, REIT...............................	1,053,894
66,810	Atrium European Real Estate, Ltd. (Jersey)..............	276,388	52,600	Sunstone Hotel Investors, Inc., REIT......................	802,150
28,900	Castellum AB (Sweden)..............................................	396,199			9,248,847
23,400	Coresite Realty Corp., REIT.......................................	1,857,258		Mortgages – 0.0%
1,228,600	Croesus Retail Trust (Singapore)................................	708,408	61,600	CYS Investments, Inc., REIT...................................	476,168
22,000	Crown Castle International Corp., REIT....................	1,908,940
30,300	Deutsche Wohnen AG (Germany)..............................	951,759		Office Properties – 1.1%
204,300	Dexus Property Group, REIT (Australia)...................	1,418,310	36,550	Alexandria Real Estate Equities, Inc., REIT...........	4,061,802
20,550	Digital Realty Trust, Inc., REIT..................................	2,019,243	19,000	Brandywine Realty Trust, REIT..............................	313,690
25,600	Duke Realty Corporation, REIT.................................	679,936	410,000	Champion REIT (Hong Kong).................................	222,065
11,716	EPR Properties, REIT..................................................	840,857	58,300	City Office REIT, Inc...............................................	767,811
13,225	Equinix, Inc., REIT......................................................	4,726,747	13,600	Corporate Office Properties Trust, REIT................	424,592
553,900	Frasers Logistics & Industrial Trust, REIT***..........	353,801	60,000	Douglas Emmett, Inc., REIT....................................	2,193,600
135,900	Goodman Group, REIT (Australia)............................	699,257	56,750	Hudson Pacific Properties, Inc., REIT.....................	1,973,765
43,900	Inmobiliaria Colonial SA (Spain)...............................	304,210	245,639	Investa Office Fund, REIT.......................................	836,695
32,200	Interxion Holding NV***(Netherlands).....................	1,129,254	16,100	Kilroy Realty Corp., REIT.......................................	1,178,842
229	Invesco Office J-Reit, Inc. (Japan).............................	188,882	8,949	SL Green Realty Corp., REIT..................................	962,465
20,397	Klepierre, REIT (France).............................................	801,834	410,400	Viva Industrial Trust, REIT (Singapore).................	213,964
6,200	LEG Immobilien AG (Germany)................................	481,652			13,149,291
85,725	Liberty Property Trust, REIT......................................	3,386,138		Regional Malls – 1.5%
	Londonmetric Property, PLC, REIT		84,700	CBL & Associates Properties, Inc., REIT...............	974,050
235,500	(United Kingdom)...................................................	451,311	108,950	GGP, Inc., REIT........................................................	2,721,571
122,700	Mapletree Commercial Trust, REIT (Singapore)......	118,197	17,325	Macerich Company, The, REIT...............................	1,227,303
88,206	Merlin Properties Socimi SA, REIT..........................	959,144	73,210	Simon Property Group, Inc., REIT..........................	13,007,221

See accompanying notes to Portfolio of Investments

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2016 (Unaudited) (continued)

Shares		Value	Shares		Value
	Regional Malls – (continued)			Diversified – (continued)
8,125	Taubman Centers, Inc., REIT..................................	$ 600,681	35,250	Retail Properties of America, Inc., REIT,
		18,530,826		Series A, 7.00%............................................	$ 877,725
	Residential – 0.1%			Vornado Realty Trust, REIT,
19,960	Sun Communities, Inc., REIT..................................	1,529,136	44,350	Series G, 6.63%...............................................	1,115,846
			4,100	Series K, 5.70%...............................................	96,596
	Shopping Centers – 1.5%				5,936,217
37,000	Brixmor Property Group, Inc., REIT.......................	903,540		Health Care – 0.0%
296,916	Citycon OYJ (Finland).............................................	730,741	11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%..	289,538
235,925	DDR Corp., REIT.....................................................	3,602,575	3,650	Senior Housing Properties Trust, REIT 6.25%.....	89,316
	Eurocommercial Properties NV, REIT		1,250	Welltower, Inc., REIT, Series J, 6.50%................	31,425
8,493	(Netherlands)	327,077			410,279
10,625	Federal Realty Investment Trust, REIT..................	1,509,919		Hotels – 0.2%
210,000	Fortune, REIT (Hong Kong)....................................	241,292	9,525	Chesapeake Lodging Trust, REIT, Series A, 7.75%	242,316
244	Kenedix Retail REIT Corp. (Japan)........................	556,163	19,475	Hospitality Properties Trust, REIT,
58,725	Kimco Realty Corp., REIT......................................	1,477,521		Series D, 7.13%..............................................	491,160
68,000	Link REIT (Hong Kong)..........................................	441,963		LaSalle Hotel Properties, REIT,
161,200	Newriver REIT, PLC (United Kingdom)...............	677,444	2,900	Series H, 7.50%..............................................	72,790
27,150	Regency Centers Corp., REIT.................................	1,871,992	40,275	Series J, 6.30%................................................	937,199
174,900	Scentre Group, REIT (Australia).............................	585,646	7,625	Sunstone Hotel Investors, Inc., REIT,
8,200	Vastned Retail NV, REIT (Netherlands)................	318,167		Series F, 6.45%...............................................	189,558
90,395	Weingarten Realty Investors, REIT........................	3,235,237			1,933,023
21,213	Wereldhave NV REIT (Netherlands)......................	954,828		Office Properties – 0.4%
		17,434,105	6,950	Alexandria Real Estate Equities, Inc., REIT,
	Storage – 1.3%			Series E, 6.45%...............................................	174,098
136,175	CubeSmart, REIT...................................................	3,645,405	16,250	Brandywine Realty Trust, REIT, Series E, 6.90%	411,044
28,337	Extra Space Storage, Inc., REIT..............................	2,188,750		Corporate Office Properties Trust, REIT
33,225	Life Storage, REIT...................................................	2,832,764	18,300	Series L, 7.38%...............................................	461,160
52,900	National Storage Affiliates Trust, REIT.................	1,167,503		Kilroy Realty Corp., REIT,
25,925	Public Storage, REIT...............................................	5,794,238	18,200	Series G, 6.88%..............................................	461,370
		15,628,660	18,775	Series H, 6.38%..............................................	469,938
	Warehouse / Industrial – 1.3%		114,806	SL Green Realty Corp., REIT, Series I, 6.50%...	2,863,262
445,700	AIMS AMP Capital Industrial, REIT, (Singapore)	403,181	9,500	VEREIT, Inc., Series F, 6.70%.............................	240,255
33,650	CyrusOne, Inc., REIT...............................................	1,505,164			5,081,127
18,200	Granite Real Estate Investment Trust (Canada).....	607,683		Regional Malls – 0.8%
	Industrial & Infastructure Fund Investment Corp.,		69,921	CBL & Associates Properties Inc., REIT,
140	REIT (Japan)......................................................	667,209		Series D, 7.38%................................................	1,709,568
344	Japan Logistics Fund, Inc., REIT (Japan)...............	725,233	62,225	GGP, Inc., REIT, Series A, 0.40%	1,543,802
	PLA Administradora Industrial S de RL de CV,			Pennsylvania Real Estate Investment Trust, REIT
613,600	REIT (Mexico)...................................................	772,563	70,937	Series A, 8.25%................................................	1,793,997
	Prologis Property Mexico SA de CV, REIT		500	Series B, 7.38%................................................	12,500
162,800	(Mexico).............................................................	233,170		Taubman Centers Inc., REIT,
152,708	Prologis, Inc., REIT..................................................	8,061,455	113,925	Series J, 6.50%..................................................	2,802,555
	Safestore Holdings, PLC, REIT (United		24,775	Series K, 6.25%................................................	613,181
121,300	Kingdom)............................................................	523,219		Washington Prime Group, Inc., REIT,
64,154	STAG Industrial Inc., REIT.....................................	1,531,356	1,800	Series H, 7.50%...............................................	46,044
	WPT Industrial Real Estate Investment Trust		15,000	Series I, 6.88%.................................................	372,000
39,100	(Canada)..............................................................	461,380			8,893,647
		15,491,613		Residential – 0.1%
	Total Common Stocks............................................	176,374,477	40,575	Equity LifeStyle Properties, Inc., REIT,
	(Cost $174,995,044)			Series C, 6.75%................................................	1,019,244
			7,000	Sun Communities, Inc., REIT, Series A, 7.13%	176,015
Preferred Stock – 2.9%					1,195,259
	Apartments – 0.4%			Shopping Centers – 0.3%
	American Homes 4 Rent, REIT			DDR Corp., REIT,
104,571	Series D, 6.50%.................................................	2,614,275	49,100	Series J, 6.50%..................................................	1,202,950
55,475	Series E, 6.35%...............................................	1,359,692	3,000	Series K, 6.25....................................................	71,490
34,750	Apartment Investment & Management Co., REIT,		5,600	Kimco Realty Corp., REIT, Series K, 5.63%......	131,152
	Series A, 6.88%.................................................	896,550		Regency Centers Corporation, REIT,
		4,870,517	4,375	Series 6, 6.63%.................................................	109,812
	Diversified – 0.5%		300	Series 7, 6.00.....................................................	7,182
24,350	Digital Realty Trust, Inc., REIT		14,175	Saul Centers Inc., REIT, Series C, 6.88%............	356,218
	Series H, 7.38%.................................................	661,102		Urstadt Biddle Properties, Inc., REIT,
21,725	National Retail Properties, Inc., REIT,		51,800	Series F, 7.13%..................................................	1,320,900
	Series D, 6.63%..................................................	545,515	20,950	Series G, 6.75%.................................................	539,672
	PS Business Parks, Inc. REIT,				3,739,376
47,325	Series S, 6.45%...................................................	1,186,911
59,750	Series T, 6.00%..................................................	1,452,522

See accompanying notes to financial statements

 VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2016 (Unaudited) (continued)

Shares		Value
	Storage – 0.2%		* Non-Tradable Securities.
	Public Storage, REIT,		** Partnership is not designated in units. The Fund owns approx. 4%.
9,450	Series D, 4.95%.......................................................	$ 200,340	*** Non-income producing security.
7,411	Series E, 4.90%.......................................................	156,372
52,425	Series V, 5.38%.......................................................	1,184,805	Portfolio Abbreviations:
11,925	Series Y, 6.38%.......................................................	311,839	LP – Limited Partnership
		1,853,356	PLC – Public Limited Company
	Warehouse / Industrial – 0.0%		REIT – Real Estate Investment Trust
16,500	Terreno Realty Corp., REIT, Series A, 7.75%.............	416,625
	Total Preferred Stock..................................................	34,329,426		% of
	(Cost $35,409,421)		Industry	Net Assets
			Diversified................................................................	74.0%
Par			Short-Term Investments..........................................	10.7%
Corporate Debt – 1.0%			Apartments................................................................	2.5%
	Apartments – 0.1%		Regional Malls.........................................................	2.3%
566,000	Select Income, REIT, 2.85%, 2/01/2018.......................	568,556	Health Care...............................................................	1.9%
			Shopping Centers.....................................................	1.9%
	Health Care – 0.5%		Office Properties......................................................	1.8%
	Senior Housing Properties Trust, REIT,		Storage......................................................................	1.5%
3,917,000	3.25%, 5/01/2019...................................................	3,930,835	Warehouse/Industrial...............................................	1.3%
2,057,000	6.75%, 4/15/2020...................................................	2,228,807	Hotels........................................................................	1.0%
41,000	6.75%, 12/15/2021.................................................	45,929	Residential................................................................	0.2%
		6,205,571	Other Assets Net of Liabilities................................	0.9%
	Office Properties – 0.3%			100.0%
184,000	Alexandria Real Estate Equities, Inc., REIT
	4.60%, 4/1/2022..................................................	194,876
17,000	Brandywine Operating Partnership LP, REIT
	4.95%, 4/15/2018................................................	17,578
2,360,000	Corporate Office Properties LP, REIT
	3.6%, 5/15/2023..................................................	2,274,068
500,00	Equity Commonwealth, REIT
	5.88%, 9/15/2020................................................	534,710
532,000	Government Properties Income Trust, REIT
	3.75%, 8/15/2019................................................	538,167
299,000	Select Income, REIT, 4.15%, 2/1/2022..................	296,413
53,000	SL Green Realty Corp., REIT,
	4.50%, 12/1/2022................................................	53,594
		3,909,406

	Reginal Malls – 0.0%
369,000	CBL & Associates LP, REIT, 5.25%, 12/01/2023	363,348

	Shopping Centers – 0.1%
1,061,000	Brixmor Operating Partnership LP, REIT
	3.88%, 8/15/2022................................................	1,082,952
267,000	DDR Corp., REIT,
	4.63%, 7/15/2022..............................................	283,022
93,000	Equity One, Inc. REIT, 3.75%, 11/15/2022.........	95,104
		1,461,078
	Total Corporate Debt..........................................	12,507,959
	(Cost $12,487,955)
Shares
Short-Term Investments – 10.7%
128,468,559	Dreyfus Cash Management, Institutional Shares....	128,481,405
	(Cost $128,491,654)

	Total Investments – 99.1%.....................................	$ 1,186,748,331
	(Cost $1,142,346,738)

	Other Assets Net of Liabilities – 0.9%.................	10,530,430
	Net Assets – 100.0%	$ 1,197,278,761

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended December 31, 2016 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•      Level 1  –    unadjusted quoted prices in active markets for identical securities

•      Level 2  –    prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3  –    significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended December 31, 2016 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the nine months ended December 31, 2016, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/2016	Price	Inputs	Inputs
Common Stocks *............................................	$ 176,374,477	$ 76,374,477	$ – .	$ – .
Preferred Stocks *............................................	34,329,426	34,329,426	– .	– .
Corporate Debt *.............................................	12,507,959	– .	12,507,959	– .
Short-Term Investments..................................	128,481,405	128,481,405	– .	– .
Subtotal............................................................	$ 351,693,267	$ 339,185,308	$ 12,507,959	$ – .
Private Investment Funds*..............................	$ 835,055,064
Total	$ 1,186,748,331

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the nine months ended December 31, 2016.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund’s Prospectus dated February 2, 2016.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended December 31, 2016 (Unaudited) (continued)

As of December 31, 2016, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	78,277	$ 72,038	$ 75,609	$ 15,041	6.2%	45 Days
Class B Shares	7/2/2013	19,435	16,942	18,772	—	1.6%	45 Days
Barings Core Property Fund LP	9/30/2013	318,556	36,625	39,090	—	3.3%	30 Days
Clarion Lion Properties Fund LLC	7/1/2013	91,171	116,180	123,952	—	10.4%	90 Days
Harrison Street Core Property Fund	8/13/2014	15,110	18,000	19,120	10,000	1.6%	45 Days
Heitman America Real Estate LP	12/2/2014	54,110	57,662	63,120	97,043	5.3%	90 Days
Invesco Core Real Estate USA	12/31/2013	314	49,500	52,804	—	4.4%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	43,624	5,000	5,129	40,000	0.4%	45 Days
J.P. Morgan U.S. Real Estate
Income and Growth Domestic LP	12/31/2013	16,379,324	22,235	23,912	—	2.0%	30 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	58,384	58,890	90,627	19,870	7.6%	45 Days
Class B Shares	8/31/2015	21,325	16,110	33,101	—	2.8%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	28,596	29,756	29,717	20,462	2.5%	0 Days
Met Life Commercial Mortgage
Income Fund (d)	10/1/2015	24,629	25,000	25,016	7,800	2.1%	90 Days
RREEF America Reit II, LP	9/30/2013	881,732	94,250	101,770	18,750	8.5%	45 Days
Trumbull Property Fund, LP	9/30/2013	4,969	52,500	53,340	25,500	4.5%	60 Days
Trumbull Property Income Fund, LP	4/1/2016	2,839	32,500	34,081	65,000	2.8%	60 Days
US Government Building, LP	5/1/2014	(e)	43,000	45,895	25,000	3.8%	60 Days
Total			$ 746,188	$ 835,055	$ 344,466	69.8%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)  The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Founding member shares which are subject to a lockup period ending 10/02/2017.

(e)   Partnership is not designated in units. The Fund owns approximately 4.0% at December 31, 2016.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    2/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    2/23/2017

By (Signature and Title)         /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    2/23/2017